Quarterly Report
July 31, 2021
MFS®  Global Growth Fund
WGF-Q3

Portfolio of Investments
7/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Alcoholic Beverages – 3.2%
Diageo PLC	285,392	$14,163,991
Kweichow Moutai Co. Ltd.	19,867	5,166,503
Pernod Ricard S.A.	35,580	7,854,681
		$27,185,175
Apparel Manufacturers – 6.1%
Adidas AG	42,264	$15,346,529
Burberry Group PLC	347,996	9,983,866
LVMH Moet Hennessy Louis Vuitton SE	15,616	12,483,647
NIKE, Inc., “B”	86,165	14,433,499
		$52,247,541
Brokerage & Asset Managers – 2.0%
Blackstone Group, Inc.	42,133	$4,856,671
Charles Schwab Corp.	181,977	12,365,337
		$17,222,008
Business Services – 9.5%
Accenture PLC, “A”	64,903	$20,618,385
CGI, Inc. (a)	96,984	8,822,310
Cognizant Technology Solutions Corp., “A”	84,858	6,239,609
Equifax, Inc.	37,932	9,885,079
Fidelity National Information Services, Inc.	81,129	12,092,277
Fiserv, Inc. (a)	139,131	16,015,369
Verisk Analytics, Inc., “A”	42,308	8,035,982
		$81,709,011
Cable TV – 1.2%
Charter Communications, Inc., “A” (a)	14,265	$10,613,873
Computer Software – 6.4%
Microsoft Corp.	140,562	$40,047,519
Naver Corp.	39,941	15,081,394
		$55,128,913
Computer Software - Systems – 3.2%
Apple, Inc.	144,677	$21,102,587
Samsung Electronics Co. Ltd.	90,473	6,186,914
		$27,289,501
Construction – 2.2%
Otis Worldwide Corp.	104,496	$9,357,617
Sherwin-Williams Co.	31,761	9,243,404
		$18,601,021
Consumer Products – 5.1%
Church & Dwight Co., Inc.	85,155	$7,372,720
Colgate-Palmolive Co.	97,744	7,770,648
Estee Lauder Cos., Inc., “A”	21,138	7,056,499
Kose Corp.	77,900	12,291,257
Reckitt Benckiser Group PLC	127,011	9,750,596
		$44,241,720

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.6%
Amphenol Corp., “A”	187,556	$13,595,934
Fortive Corp.	114,918	8,349,942
TE Connectivity Ltd.	62,633	9,236,489
		$31,182,365
Electronics – 3.2%
Analog Devices, Inc.	46,024	$7,705,338
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	100,071	11,672,282
Texas Instruments, Inc.	40,999	7,815,229
		$27,192,849
Food & Beverages – 2.8%
Danone S.A.	48,577	$3,576,174
Nestle S.A.	130,071	16,484,132
PepsiCo, Inc.	26,132	4,101,418
		$24,161,724
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	36,614	$6,259,896
General Merchandise – 2.6%
B&M European Value Retail S.A.	528,128	$4,059,562
Dollarama, Inc.	394,123	18,559,415
		$22,618,977
Health Maintenance Organizations – 0.7%
Cigna Corp.	27,659	$6,347,464
Insurance – 3.2%
Aon PLC	64,972	$16,894,669
Marsh & McLennan Cos., Inc.	69,718	10,263,884
		$27,158,553
Internet – 10.5%
Alibaba Group Holding Ltd. (a)	971,072	$23,729,545
Alphabet, Inc., “A” (a)	18,897	50,918,533
Tencent Holdings Ltd.	254,500	15,686,932
		$90,335,010
Leisure & Toys – 1.6%
Electronic Arts, Inc.	97,597	$14,050,064
Machinery & Tools – 1.8%
Daikin Industries Ltd.	40,800	$8,481,260
Schindler Holding AG	22,608	7,317,620
		$15,798,880
Medical & Health Technology & Services – 1.8%
ICON PLC (a)	63,958	$15,559,063
Medical Equipment – 10.5%
Abbott Laboratories	38,474	$4,654,584
Agilent Technologies, Inc.	35,781	5,482,723
Becton, Dickinson and Co.	42,555	10,883,441
Boston Scientific Corp. (a)	378,490	17,259,144
Danaher Corp.	41,698	12,404,738
Medtronic PLC	65,078	8,545,392
STERIS PLC	38,264	8,339,639

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Stryker Corp.	42,114	$11,410,367
Thermo Fisher Scientific, Inc.	21,698	11,717,137
		$90,697,165
Other Banks & Diversified Financials – 5.7%
Credicorp Ltd. (a)	19,720	$1,990,931
HDFC Bank Ltd.	658,965	12,680,157
Julius Baer Group Ltd.	72,629	4,805,853
Mastercard, Inc., “A”	15,623	6,029,541
Moody's Corp.	21,754	8,179,504
Visa, Inc., “A”	60,927	15,011,804
		$48,697,790
Pharmaceuticals – 2.0%
Bayer AG	99,917	$5,960,700
Roche Holding AG	28,353	10,965,914
		$16,926,614
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	75,439	$8,598,152
Railroad & Shipping – 2.1%
Canadian National Railway Co.	53,800	$5,844,294
Canadian Pacific Railway Ltd.	166,538	12,377,104
		$18,221,398
Restaurants – 1.0%
Starbucks Corp.	71,396	$8,669,616
Specialty Chemicals – 0.7%
Croda International PLC	17,333	$2,028,619
Sika AG	10,709	3,772,415
		$5,801,034
Specialty Stores – 1.9%
Ross Stores, Inc.	75,970	$9,320,759
TJX Cos., Inc.	106,693	7,341,546
		$16,662,305
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	58,257	$16,475,080
Utilities - Electric Power – 0.6%
Xcel Energy, Inc.	79,547	$5,429,083
Total Common Stocks		$851,081,845
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.03% (v)	9,109,518	$9,109,518

Other Assets, Less Liabilities – 0.1%		893,278
Net Assets – 100.0%		$861,084,641
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,109,518 and $851,081,845, respectively.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$533,540,137	$—	$—	$533,540,137
Canada	45,603,123	—	—	45,603,123
China	20,853,435	23,729,545	—	44,582,980
Switzerland	43,345,934	—	—	43,345,934
United Kingdom	39,986,634	—	—	39,986,634
France	23,914,502	—	—	23,914,502
Ireland	21,818,959	—	—	21,818,959
Germany	21,307,229	—	—	21,307,229
South Korea	—	21,268,308	—	21,268,308
Other Countries	22,261,365	33,452,674	—	55,714,039
Mutual Funds	9,109,518	—	—	9,109,518
Total	$781,740,836	$78,450,527	$—	$860,191,363
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,789,020	$87,589,517	$86,269,019	$—	$—	$9,109,518
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,690	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2021, are as follows:
United States	63.1%
Canada	5.3%
China	5.2%
Switzerland	5.0%
United Kingdom	4.6%
France	2.8%
Ireland	2.5%
Germany	2.5%
South Korea	2.5%
Other Countries	6.5%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.